Debt (Detail) - USD ($)		Dec. 31, 2024	Dec. 31, 2023	May 31, 2023	Mar. 31, 2022	Mar. 31, 2020	Oct. 31, 2018	Mar. 31, 2018	Apr. 30, 2017	Aug. 31, 2016	Jan. 31, 2015	Apr. 30, 2014	Nov. 30, 2002	Mar. 31, 1999
Debt Instrument [Line Items]
Fair Value		$ 6,173,000,000	$ 6,431,000,000
Total	[1]	6,893,000,000	6,889,000,000
2.45% Senior Notes Due 2027
Debt Instrument [Line Items]
Principal Amount										$ 500,000,000
Interest Rate										2.45%
Carrying Value		499,000,000	499,000,000
Fair Value		479,000,000	469,000,000
2.50% Senior Notes due 2027
Debt Instrument [Line Items]
Principal Amount					$ 500,000,000
Interest Rate					2.50%
Carrying Value		499,000,000	498,000,000
Fair Value		479,000,000	469,000,000
6 5/8% Senior Notes due 2029
Debt Instrument [Line Items]
Principal Amount														$ 300,000,000
Interest Rate														6.625%
Carrying Value		298,000,000	298,000,000
Fair Value		320,000,000	329,000,000
4.00% Senior Notes due 2029
Debt Instrument [Line Items]
Principal Amount							$ 550,000,000
Interest Rate							4.00%
Carrying Value		547,000,000	547,000,000
Fair Value		534,000,000	543,000,000
3.20% Senior Notes due 2030
Debt Instrument [Line Items]
Principal Amount						$ 500,000,000
Interest Rate						3.20%
Carrying Value		498,000,000	497,000,000
Fair Value		462,000,000	462,000,000
3.00% Senior Notes due 2032
Debt Instrument [Line Items]
Principal Amount					$ 500,000,000
Interest Rate					3.00%
Carrying Value		497,000,000	496,000,000
Fair Value		439,000,000	446,000,000
6.25% Senior Notes due 2032
Debt Instrument [Line Items]
Principal Amount													$ 400,000,000
Interest Rate													6.25%
Carrying Value		397,000,000	397,000,000
Fair Value		430,000,000	446,000,000
4.95% Senior Notes due 2033
Debt Instrument [Line Items]
Principal Amount				$ 500,000,000
Interest Rate				4.95%
Carrying Value		497,000,000	496,000,000
Fair Value		495,000,000	513,000,000
4.35% Senior Notes due 2044
Debt Instrument [Line Items]
Principal Amount												$ 350,000,000
Interest Rate												4.35%
Carrying Value		347,000,000	347,000,000
Fair Value		298,000,000	314,000,000
3.70% Senior Notes due 2045
Debt Instrument [Line Items]
Principal Amount											$ 400,000,000
Interest Rate											3.70%
Carrying Value		396,000,000	396,000,000
Fair Value		308,000,000	325,000,000
4.125% Senior Notes due 2047
Debt Instrument [Line Items]
Principal Amount									$ 850,000,000
Interest Rate									4.125%
Carrying Value		842,000,000	842,000,000
Fair Value		684,000,000	756,000,000
4.20% Senior Notes due 2048
Debt Instrument [Line Items]
Principal Amount								$ 600,000,000
Interest Rate								4.20%
Carrying Value		591,000,000	591,000,000
Fair Value		490,000,000	534,000,000
3.95% Senior Notes due 2050
Debt Instrument [Line Items]
Principal Amount						$ 500,000,000
Interest Rate						3.95%
Carrying Value		491,000,000	491,000,000
Fair Value		386,000,000	422,000,000
3.70% Senior Notes due 2052
Debt Instrument [Line Items]
Principal Amount					$ 500,000,000
Interest Rate					3.70%
Carrying Value		494,000,000	494,000,000
Fair Value		$ 369,000,000	$ 403,000,000

[1]	Consists solely of long-term debt. See Note 4 – Debt for further discussion.